Total
Tactical Conservative Allocation Fund
Investment Objective
The Tactical Conservative Allocation Fund (the “Fund”) seeks to provide capital appreciation with a secondary objective of capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Tactical Conservative Allocation Fund	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tactical Conservative Allocation Fund		Class I	Class A
Management Fees		1.30%	1.30%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.56%	0.75%
Acquired Fund Fees and Expenses	[1]	0.12%	0.12%
Total Annual Fund Operating Expenses		1.98%	2.42%
Fee Waiver and/or Expense Reimbursement	[2]	(0.11%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.87%	2.12%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's Adviser (defined below) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2021, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.95% and 2.20% of the average daily net assets attributable to the Class I and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees (the "Board"), on 60 days written notice to the Fund's Adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Tactical Conservative Allocation Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class I	190	611	1,057	2,297
Class A	215	726	1,263	2,734

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended December 31, 2019, the Fund’s portfolio turnover rate was 674.08%.

Principal Investment Strategies

The Fund seeks to provide capital appreciation. The Fund’s adviser, Tactical Fund Advisors, LLC (the “Adviser”), delegates the day-to-day management of the Fund’s assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Fund, overseeing the Fund’s sub-advisers and for determining the amount of the Fund’s assets that each sub-adviser will manage for the Fund. While the Adviser expects that each sub-adviser will manage a portion of the Fund’s assets at all times, the percentages of the Fund’s assets managed by each sub-adviser may vary from time to time.

The Fund may invest in domestic and foreign equities, equity-related securities such as options on equity indices or index exchange traded funds (“ETFs”), investment grade fixed income securities, ETFs that primarily invest in equities and/or fixed income securities and exchange traded notes (“ETNs”) linked to the VIX (market volatility) index. ETFs that primarily invest in fixed income securities will include ETFs that invest in high-yield bonds (commonly known as “junk bonds”), investment grade corporate bonds, municipal securities and U.S. Treasury securities. The Fund may short shares of equity and fixed income ETFs.

Foreign equity securities or ETFs that the Fund may invest in may also include issuers from emerging market countries. The Fund considers emerging market countries to be those found in the MSCI EAFE Index. The Fund considers investment grade securities to be those that are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or higher by S&P at the time of purchase.

The Fund’s sub-advisers invest the assets delegated to them by the Adviser as follows:

Anchor Capital Management Group Inc. (“Anchor Capital”) – Anchor Capital uses proprietary quantitative risk models to invest both long and/or short in domestic and foreign equity and fixed income ETFs. Anchor Capital expects its allocation of the Fund’s assets to have equity exposure between -20% and 25% and fixed income exposure between -50% and 75%.

Exceed Advisory LLC (“Exceed Advisory”) – Exceed Advisory’s strategy is composed of an equity options component and a fixed income component. The options component uses call and put options on equity indices or broad-based equity ETFs in seeking to limit risk/return exposure to predetermined market levels. The fixed income component invests in investment grade fixed income securities for the purposes of generating income for the options strategy as well as collateral for the options.

Tuttle Tactical Management LLC (“Tuttle”) – Tuttle uses a proprietary market trend model to invest in a portfolio of dividend-paying domestic and international equities and equity ETFs. Depending on the sub-adviser’s model, its allocation may also be fully invested in ETFs that primarily invest in fixed income ETFs. The sub-adviser may also use volatility-linked ETNs for hedging purposes.

Synergy Financial Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets in a diversified portfolio of global equity investments that seeks to outperform the S&P 500 by investing primarily in U.S. and foreign equity securities and ETFs.

The Fund expects to have a high portfolio turnover which may result in higher transactional costs.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund’s direct investment in securities as well the Fund’s indirect investments in other registered funds. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Credit Risk. There is a risk that issuers will not make payments on fixed income securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. The issuer of a fixed income security may also default on its obligations.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Exchange Traded Fund Risk. The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Exchange Traded Note Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer, credit and interest rate risks.

Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

High Yield Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Model Risk. Like all quantitative analysis, the sub-advisers’ investment models carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the sub-advisers’ mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.

Portfolio Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Short Position Risk. The Fund may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Fund sells a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Fund must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.